INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
FEDERAL
Current	$ 0	$ 0
Deferred	0	0
STATE
Current	0	0
Deferred	0	0
TOTAL PROVISION	$ 0	$ 0